Net Loss Per Share	12 Months Ended
Dec. 31, 2025
Net Loss Per Share [Abstract]
NET LOSS PER SHARE
18.	NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the years ended December 31,
	2023	2024	2025
Numerator:
Net loss attributable to the Company’s ordinary shareholders	$(26,912)	$(68,663)	$(3,942)
Numerator for basic and diluted net loss per share calculation	$(26,912)	$(68,663)	$(3,942)

Denominator:
Weighted average number of ordinary shares	85,441,057	95,996,861	102,081,873

Net loss attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.31)	$(0.72)	$(0.04)

For the year ended December 31, 2025, warrants were anti-dilutive and thus excluded from the calculation of diluted loss per share. The potential dilutive securities that were not included in the calculation of dilutive loss per share in 2023, 2024 and 2025 are 1,600,000, 1,600,000 and 1,600,000, respectively.